Revenue	3 Months Ended
Mar. 31, 2022
Revenue [abstract]
Revenue	Revenue
Revenue recognized during the three months ended March 31, 2022 and 2021 relates to collaboration agreements with Bristol Myers Squibb Company (“BMS”), Celgene Switzerland LLC (“Celgene”) (a company acquired by BMS subsequent to the inception of the collaboration), Bayer AG (“Bayer”), GT Apeiron (“GTA”), Sanofi S.A. (“Sanofi”) and the Group’s joint venture with RallyBio IPB, LLC (“RallyBio”), RE Ventures. The proportion of revenue by customer in each period is as follows:

	March 31, 2022	March 31, 2021
	%	%
BMS (including Celgene)	98	27
GTA	—	65
Bayer	1	4
Sanofi	1	—
Others	—	4
	100	100

Revenue is recognized upon the satisfaction of performance obligations, which occurs when control of the good or service transfers to the customer. All revenues during the three months ended March 31, 2022 and 2021 relate to obligations discharged over time, and input methods are utilised in order to estimate the extent to which the performance obligations have been satisfied at the end of the reporting period based upon costs incurred, which can be internal or third party in nature.
4.Revenue (continued)

On March 11, 2022, BMS extended its first collaboration arrangement with the Group by six months in order to generate additional data including the use of translational capabilities for key targets under the collaboration using the Group’s precision medicine platform, in relation to which the Group received a cash payment of $5,000,000. The term extension payment has been treated as an addition to the transaction price relating to the collaboration’s partially unsatisfied performance obligations relating to the design and development of candidates for collaboration targets, with a cumulative recognition of revenue at that date based upon the progress towards satisfaction of the related performance obligations in accordance with paragraph 21b of IFRS 15. The remaining element of the transaction price will be recognised as revenue as the performance obligations are satisfied.

During the three months ended March 31, 2021 £3,349,000 was recognised as revenue in relation to a candidate selection milestone achieved in respect of the Group’s collaboration with GTA.